UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 \
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08721
Name of Fund: BlackRock Technology Fund, Inc.
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 441-7762
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

BlackRock Technology Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Shares
Industry	Held	Common Stocks	Value

Commercial Services &	46,400	Kenexa Corp. (a)	$ 901,088
Supplies - 2.5%	116,600	Monster Worldwide, Inc. (a)	3,777,840

			4,678,928

Communications Equipment - 15.0%	154,600	BigBand Networks, Inc. (a)(e)	794,644
	261,800	Cisco Systems, Inc. (a)	7,086,926
	398,500	Corning, Inc.	9,560,015
	40,800	F5 Networks, Inc. (a)	1,163,616
	89,500	Motorola, Inc.	1,435,580
	148,100	QUALCOMM, Inc.	5,827,735
	8,700	Research In Motion Ltd. (a)	986,580
	40,400	Telefonaktiebolaget LM Ericsson (b)	943,340

			27,798,436

Computers & Peripherals - 16.9%	3,600	Apple Computer, Inc. (a)	713,088
	360,300	Dell, Inc. (a)(e)	8,830,953
	90,800	EMC Corp.	1,682,524
	41,900	Electronics for Imaging, Inc. (a)	941,912
	33,000	Hewlett-Packard Co.	1,665,840
	6,300	International Business Machines Corp.	681,030
	169,400	Network Appliance, Inc. (a)	4,228,224
	259,900	QLogic Corp. (a)	3,690,580
	131,600	SanDisk Corp. (a)	4,365,172
	123,700	Seagate Technology	3,154,350
	76,225	Sun Microsystems, Inc. (a)	1,381,959

			31,335,632

Electronic Equipment &	28,900	Daktronics, Inc. (e)	652,273
Instruments - 0.4%

IT Services - 12.9%	17,800	Accenture Ltd. Class A	641,334
	359,400	Cognizant Technology Solutions Corp. (a)	12,198,036
	63,400	Global Payments, Inc.	2,949,368
	169,500	Infosys Technologies Ltd. (b)	7,688,520
	9,700	Paychex, Inc.	351,334

			23,828,592

Internet & Catalog Retail - 0.6%	44,000	IAC/InterActiveCorp (a)	1,184,480

Internet Software & Services - 10.7%	104,300	Akamai Technologies, Inc. (a)(e)	3,608,780
	90,000	eBay, Inc. (a)	2,987,100
	7,600	Google, Inc. Class A (a)	5,255,248
	206,000	Limelight Networks, Inc. (a)(e)	1,419,340
	281,400	Yahoo! Inc. (a)	6,545,364

			19,815,832

Media - 1.1%	64,100	Comcast Corp. Class A (a)	1,170,466
	258,500	Sirius Satellite Radio, Inc. (a)	783,255

			1,953,721

Semiconductors & Semiconductor	53,500	Applied Materials, Inc.	950,160
Equipment - 21.6%	45,626	AuthenTec, Inc. (a)	662,946
	60,900	Broadcom Corp. Class A (a)	1,591,926
	219,200	Intel Corp.	5,843,872
	23,500	Intersil Corp. Class A	575,280
	218,900	Marvell Technology Group Ltd. (a)(b)	3,060,222
	36,900	Maxim Integrated Products, Inc.	977,112
	27,700	Microchip Technology, Inc.	870,334
	1,062,900	Micron Technology, Inc. (a)(e)	7,706,025
	77,400	Microsemi Corp. (a)(e)	1,713,636
	125,400	Monolithic Power Systems, Inc. (a)	2,692,338
	240,100	Qimonda AG (a)(b)(e)	1,716,715

BlackRock Technology Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Shares
Industry	Held	Common Stocks	Value

	587,200	RF Micro Devices, Inc. (a)(e)	$ 3,352,912
	700	Samsung Electronics Co., Ltd.	411,949
	798,700	Spansion LLC Class A (a)	3,138,891
	157,100	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,564,716
	97,000	Texas Instruments, Inc. (e)	3,239,800

			40,068,834

Software - 16.0%	92,900	Adobe Systems, Inc. (a)	3,969,617
	147,200	Aspen Technology, Inc. (a)	2,387,584
	142,800	Electronic Arts, Inc. (a)(e)	8,340,948
	290,700	Microsoft Corp.	10,348,920
	30,600	Oracle Corp. (a)	690,948
	100,200	Red Hat, Inc. (a)	2,088,168
	84,200	Symantec Corp. (a)	1,358,988
	24,000	Take-Two Interactive Software, Inc. (a)(e)	442,800

			29,627,973

		Total Common Stocks
		(Cost - $207,206,453) - 97.7%	180,944,701

		Exchange-Traded Funds

	129,500	Semiconductor HOLDRs Trust	4,203,570

		Total Exchange-Traded Funds
		(Cost - $4,412,081) - 2.3%	4,203,570

	Beneficial
	Interest	Short-Term Securities

$ 29,352,150		BlackRock Liquidity Series, LLC
		Money Market Series, 4.78% (c)(d)(f)	29,352,150

		Total Short-Term Securities
		(Cost - $29,352,150) - 15.8%	29,352,150

		Total Investments
		(Cost - $240,970,684*) - 115.8%	214,500,421
		Liabilities in Excess of Other Assets - (15.8%)	(29,207,375)

		Net Assets - 100.0%	$ 185,293,046

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 243,372,547

	Gross unrealized appreciation	$ 4,131,197
	Gross unrealized depreciation	(33,003,323)

	Net unrealized depreciation	$ (28,872,126)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (194,894)	$ 97,291
BlackRock Liquidity Series, LLC
Money Market Series	$ (3,794,850)	$ 87,549

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Security, or a portion of security, is on loan.

(f)	Represents the current yield as of December 31, 2007.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Technology Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Technology Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Technology Fund, Inc.

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Technology Fund, Inc.

Date: February 21, 2008